Goodwill and intangible assets - Summary of Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 1,673,906	¥ 1,508,721	¥ 1,487,100
Game & Network Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	487,551	460,621
Music [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	864,910	729,593
Pictures [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	285,417	283,201
Entertainment, Technology & Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	30,731	20,636
Imaging & Sensing Solutions [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	5,297	3,836
Financial Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	0	10,834
All Other [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 0	¥ 0